Restatement of Financial Statements - Schedule of Unaudited Quarterly Financial Information for Restatement and Revision of Unaudited Condensed Statement of Operations (Details) - USD ($)	2 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended
	Sep. 30, 2020	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loss from operations	$ (41,854)	$ (677,551)		$ (708,829)	$ (923,151)
Other (expense) income:
Financing costs—derivative warrant liabilities	(735,490)			(735,490)
Total other (expense) income	(735,490)	(6,107,055)		(2,585,436)	3,377,508
Net loss	(777,344)	(6,784,606)	$ 9,238,963	(3,294,265)	2,454,357
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loss from operations	(41,854)			(708,829)
Other (expense) income:
Total other (expense) income				4,454
Net loss	(41,854)			(704,375)
Restatement Adjustment
Other (expense) income:
Financing costs—derivative warrant liabilities	(735,490)			(735,490)
Total other (expense) income	(735,490)			(2,589,890)
Net loss	$ (735,490)			(2,589,890)
Class A Ordinary Share
Other (expense) income:
Net loss		$ 3,293		$ 3,841	$ 6,514
Basic and diluted weighted average shares outstanding	21,810,415	22,474,838		21,719,426	22,024,254
Basic and diluted net income (loss) per share		$ 0		$ 0.00	$ 0
Class A Ordinary Share | As Previously Reported
Other (expense) income:
Basic and diluted weighted average shares outstanding				23,734,800
Basic and diluted net income (loss) per share				$ 0.00
Class B Ordinary Share
Other (expense) income:
Basic and diluted weighted average shares outstanding	6,732,994			8,310,766
Basic and diluted net income (loss) per share	$ (0.12)			$ (0.40)
Class B Ordinary Share | As Previously Reported
Other (expense) income:
Basic and diluted weighted average shares outstanding	6,437,865			7,052,256
Basic and diluted net income (loss) per share	$ (0.01)			$ (0.10)